ORDINARY SHARES	12 Months Ended
Dec. 31, 2025
ORDINARY SHARES
ORDINARY SHARES

15.ORDINARY SHARES

In June 2023, the Company announced that its board of directors had approved a share repurchase plan, under which the Company may repurchase up to US$150 million worth of its American depositary shares or Class A ordinary shares over the next 12 months starting from June 20, 2023 (the “2023 Share Repurchase Plan”). From the launch of the share repurchase plan to December 31, 2023, the Company in aggregate purchased 10,872,170 ordinary shares in the open market at an aggregate cost of RMB636,179. The repurchased shares were recorded at their historical cost in “Treasury stock” and 3,961,160 ordinary shares were retired in 2023, resulting a decrease of RMB221,390 in additional paid-in capital and RMB30,152 in retained earnings.

On March 12, 2024, the Company’s board of directors approved a share repurchase plan (the “2024 Share Repurchase Plan”), whereby the Company is authorized to repurchase its American depositary shares or Class A ordinary shares with an aggregate value of up to US$350 million during the 12-month period from April 1, 2024. For the year ended December 31, 2024, the Company in aggregate purchased 38,046,150 ordinary shares in the open market at an aggregate cost of RMB2,973,192. The repurchased shares were recorded at their historical cost and 34,552,764 ordinary shares were retired in 2024, resulting a decrease of RMB1,887,639 in additional paid-in capital and RMB356,580 in retained earnings.

On November 19, 2024, the Company’s board of directors approved a new share repurchase plan whereby the Company is authorized to repurchase up to US$450 million worth of its American depositary shares or Class A ordinary shares over the next 12 months starting from January 1, 2025. As of December 31, 2025, the Company in aggregate purchased 31,532,770 ordinary shares in the open market at an aggregate cost of RMB3,200,823. The repurchased shares were recorded at their historical cost and 15,697,778 ordinary shares were retired in 2025, resulting a decrease of RMB842,971 in additional paid-in capital and RMB 1,052,367 in retained earnings.

On March 25, 2025, the Company’s board of directors approved a share repurchase plan (the “March 2025 Share Repurchase Plan”) whereby the Company is authorized to use to the net proceeds from the offering of convertible senior notes due 2030 to repurchase its ADSs and/or Class A ordinary shares, which runs in addition to the Company’s 2025 Share Repurchase Plan, on March 25, 2025, the Company repurchased 10,253,644 ordinary shares at an aggregate cost of RMB1,647,293. The repurchased shares were recorded at their historical cost in “Treasury stock”.

The Company’s proposed repurchases may be made from time to time in the open market at prevailing market prices, in privately negotiated transactions, in block trades and/or through other legally permissible means, depending on market conditions and in accordance with applicable rules and regulations.